Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Income Tax
The consolidated provision for income taxes consists of the following:

	2018	2017	2016
Current (benefit) payable
Federal	$(180,733)	$257,886	$884,743
State	35,519	(72,489)	53,015
	(145,214)	185,397	937,758
Deferred tax expense	972,944	3,885,194	673,977
Income tax expense	$827,730	$4,070,591	$1,611,735

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense
The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2018	2017	2016
Federal taxes based on statutory rate	$1,575,180	$2,643,207	$2,838,452
State income taxes, net of federal benefit	133,013	(47,843)	46,972
Tax-exempt investment interest	(486,893)	(1,074,443)	(1,133,970)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	—	2,558,859	—
Other, net	(393,570)	(9,189)	(139,719)
Income tax expense	$827,730	$4,070,591	$1,611,735

Net Deferred Tax Assets
At December 31, 2018 and December 31, 2017, net deferred tax assets consist of the following:

	2018	2017
Deferred tax assets
Allowance for loan losses	$841,238	$753,297
Deferred compensation liability	2,418,290	2,150,913
Alternative minimum tax credit	—	667,280
Unrealized loss on securities available-for-sale	4,978,232	2,734,500
Other	435,102	608,913

Total	8,672,862	6,914,903
Deferred tax liabilities
Premises and equipment	1,856,404	1,358,165
Other	182,919	193,988

Total	2,039,323	1,552,153
Net deferred tax asset	$6,633,539	$5,362,750